Plant Restructuring (table)	12 Months Ended
Mar. 31, 2015
Restructuring And Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2012	$37	$-	$-	$37
Third-quarter charge to expense	-	1,107	1,403	2,510
Fourth-quarter charge to expense	-	109	878	987
Cash payments/write offs	(17)	(42)	(1,974)	(2,033)
Balance March 31, 2013	20	1,174	307	1,501
First-quarter charge to expense	-	-	154	154
Second-quarter charge to expense	-	341	6	347
Cash payments/write offs	(10)	(1,515)	(467)	(1,992)
Balance March 31, 2014	10	-	-	10
Third-quarter charge to expense	533	316	40	889
Fourth-quarter charge to expense	309	(52)	230	487
Cash payments/write offs	(137)	-	-	(137)
Balance March 31, 2015	$715	$264	$270	$1,249